Combined and Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Cash flows from operating activities:
Net income (loss)	$ (1,666,195)	$ 237,499	$ 814,727
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Depreciation of plant and equipment	121,336	46,693	56,250
Depreciation of right-of-use assets	1,386,032	1,127,911	871,487
Loss on written off of plant and equipment	63
Loss on written off of inventories	32,655	12,473	6,939
Provision for reinstatement cost			7,253
Unrealized foreign exchange losses	13,257	30,803	23,053
Change in operating assets and liabilities:
Accounts receivable	(103,141)	39,379	(91,047)
Inventories	39,974	(111,162)	27,145
Deposits, prepayments and other receivables	(240,882)	(290,778)	(37,316)
Accounts payable	(725,755)	412,225	(25,760)
Customer deposits	(150,399)	(632,418)	85,559
Accrued liabilities and other payables	271,375	22,159	(4,164)
Net cash provided by (used in) operating activities	(1,021,680)	894,784	1,734,126
Cash flows from investing activity:
Purchase of plant and equipment	(124,243)	(247,511)	(14,561)
Net cash used in investing activity	(124,243)	(247,511)	(14,561)
Cash flows from financing activities:
Proceeds from initial public offering	5,750,000
Payment on offering costs	(1,735,889)
Payment on underwriting compensation	(460,000)
Repayment from former shareholder	553,551
(Advance to) repayment from related parties	380,421	(383,321)
Payments on lease liabilities	(1,299,425)	(1,048,512)	(921,528)
Net cash (used in) provided by financing activities	3,188,658	(1,431,833)	(921,528)
Effect on exchange rate change on cash and cash equivalents	33,293	(649)	11,456
Net change in cash and cash equivalents	2,076,028	(785,209)	809,493
BEGINNING OF YEAR	1,366,231	2,151,440	1,341,947
END OF YEAR	3,442,259	1,366,231	2,151,440
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income taxes
Cash paid for interest	$ 201,327	$ 145,219	$ 68,053